Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Shares excluded from the computation of diluted earnings per share	14,200,000	19,300,000	16,900,000
Treasury shares [member]
Earnings per share [line items]
Ordinary shares in issue	70,748,100	70,787,730	70,854,553
Ordinary shares [member]
Earnings per share [line items]
Ordinary shares in issue	1,296,080,242	1,328,167,813	1,332,678,227